Fair value measurements (FY)- Additional Information (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Level 2 | Senior notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, fair value	$ 12,872.5	$ 13,041.4	$ 11,078.0
Recurring Basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents		1,061.2	1,795.5
Trading securities, included in other assets	$ 28.8	$ 29.9	$ 26.8
Average maturity period of investment in AAA-rated money market mutual funds, days	90 days	90 days